American Beacon Frontier Markets Income Fund

Supplement dated August 17, 2018
to the
Prospectus and Summary Prospectus dated May 31, 2018, as previously supplemented or amended

On June 6, 2018, the Board of Trustees of American Beacon Funds approved the appointment of Aberdeen Asset Managers Limited ("Aberdeen") as an additional sub-advisor to the American Beacon Frontier Markets Income Fund (the "Fund").  Aberdeen is expected to begin managing a portion of the assets of the Fund on or about September 30, 2018.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Frontier Markets Income Fund

Supplement dated August 17, 2018
to the
Statement of Additional Information dated May 31, 2018, as previously supplemented or amended

On June 6, 2018, the Board of Trustees of American Beacon Funds approved the appointment of Aberdeen Asset Managers Limited ("Aberdeen") as an additional sub-advisor to the American Beacon Frontier Markets Income Fund (the "Fund").  Aberdeen is expected to begin managing a portion of the assets of the Fund on or about September 30, 2018.

********************************************************************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE